Annual Total Returns- Vanguard Real Estate Index Fund (ETF) [BarChart] - ETF - Vanguard Real Estate Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.62%	17.67%	2.42%	30.29%	2.37%	8.53%	4.95%	(5.95%)	28.91%	(4.72%)